Risk Management Policies - Summary of Exposure to Interest Rate Risk (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	$ 100,363,273	$ 113,840,985	$ 80,798,154
Total Financial Liabilities	118,259,386	$ 107,959,202	$ 82,264,404
Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	135,271,421
Total Financial Liabilities	124,047,526
Net Amount	11,223,895
Up to 30 [member] | Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	54,435,109
Total Financial Liabilities	74,913,615
Net Amount	(20,478,506)
From 30 to 90 [member] | Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	13,281,894
Total Financial Liabilities	21,093,049
Net Amount	(7,811,155)
From 90 to 180 [member] | Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	11,692,926
Total Financial Liabilities	1,498,595
Net Amount	10,194,331
From 180 to 385 [member] | Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	9,323,634
Total Financial Liabilities	1,500,302
Net Amount	7,823,332
More than 365 [member] | Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Total Financial Assets	46,537,858
Total Financial Liabilities	25,041,966
Net Amount	$ 21,495,892